Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	trpsfi_SupplementTextBlock	T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2014

Effective March 1, 2015, the T. Rowe Price International Discovery Fund will be added to the list of underlying funds in which the Spectrum Growth Fund can invest.

On page 2, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

Spectrum Growth Fund	Investment Range
International Discovery	0-10%

Spectrum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpsfi_SupplementTextBlock	T. Rowe Price Spectrum Growth Fund

Supplement to Prospectus Dated May 1, 2014

Effective March 1, 2015, the T. Rowe Price International Discovery Fund will be added to the list of underlying funds in which the Spectrum Growth Fund can invest.

On page 2, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

Spectrum Growth Fund	Investment Range
International Discovery	0-10%